CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 10,305	$ 25,470
Restricted cash	634	1,050
Short-term bank deposits	32,151	3,918
Other accounts receivable and prepaid expenses	1,282	741
Total current assets	44,372	31,179
NON-CURRENT ASSETS:
Long-term prepaid expenses	136	110
Severance pay fund	2,563	2,810
Property and equipment, net	3,967	4,647
Total non- current assets	6,666	7,567
Total assets	51,038	38,746
CURRENT LIABILITIES:
Trade payables	1,756	3,445
Other accounts payable and accrued expenses	5,741	2,749
Total current liabilities	7,497	6,194
NON-CURRENT LIABILITIES:
Accrued severance pay	2,994	3,255
Total non-current liabilities	2,994	3,255
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 7)
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at June 30, 2018 and December 31, 2017; 57,197,029 and 51,293,070 shares issued and outstanding at June 30, 2018 and December 31, 2017, respectively	157	140
Additional paid-in capital	358,721	337,382
Accumulated other comprehensive income		17
Accumulated deficit	(318,331)	(308,242)
Total shareholders' equity	40,547	29,297
Total liabilities and shareholders' equity	$ 51,038	$ 38,746